                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:
               THE ARCH FUND, INC.
               3435 STELZER RD.
               COLUMBUS, OH 43219
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2. The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

        [X]
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3.      Investment Company Act File Number: 811-3567
                                            --------

        Securities Act File Number: 2-79285
                                    -------
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4(a).   Last day of fiscal year for which this Form is filed: NOVEMBER 30, 1997
                                                              -----------------


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


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5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):         $6,736,344,372
                                                                   -------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:            $5,854,197,703
                                                               -------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:   $84,628,448
                                                               ----------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                            $5,938,826,151
                                                                   -------------

        (v)    Net sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:     $797,518,221
                                                                     -----------
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        (vi)   Redemption credits available for use in future  $0
               years - if Item 5(i) is less than Item 5(iv)     -------
               (subtract Item 5(iv) from Item 5(i))
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        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                                  x0.000295
                                                                        --------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] "0" if no fee is due):                  =$235,267.88
                                                                      ==========
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                          +$0
                                                                   -----------

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8.      Total of the amount of the registration fee due plus any
        interest due (Item 5(vii) plus Item 7):                  =$235,267.88
                                                                   ----------

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:    2/26/98
                                          ------------

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ David Bunstine
                          ------------------------------------------------------

                          Assistant Secretary
                          ------------------------------------------------------

Date 2-26-98
     ---------------------


 *Please print the name and title of the signing officer below the signature.

THE ARCH FUND, INC.


U.S. GOVERNMENT
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

TREASURY
     INVESTOR A
     TRUST
     INSTITUTIONAL

TAX EXEMPT
     INVESTOR A
     TRUST

GROWTH & INCOME
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

GOVT & CORP BOND
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

MISSOURI TAX EXEMPT
     INVESTOR A
     INVESTOR B
     TRUST

MONEY MARKET
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

SMALL CAP
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

BALANCED
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

INTERNATIONAL EQUITY
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

SHORT INT. MUNI
     INVESTOR A
     TRUST

NATIONAL MUNI
     INVESTOR A
     INVESTOR B
     TRUST

INTERMEDIATE CORPORATE BOND
     INVESTOR A
     TRUST
     INSTITUTIONAL

BOND INDEX
     INVESTOR A
     TRUST
     INSTITUTIONAL

EQUITY INCOME
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL

EQUITY INDEX
     INVESTOR A
     TRUST
     INSTITUTIONAL

GROWTH EQUITY
     INVESTOR A
     INVESTOR B
     TRUST
     INSTITUTIONAL